N-2	Nov. 15, 2024
Cover [Abstract]
Entity Central Index Key	0001391437
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333-277861 and 811-22021) of The Gabelli Healthcare & WellnessRx Trust (the “Registration Statement”) is being filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing exhibits to the Registration Statement. Accordingly, this Post-Effective Amendment No. 1 consists only of a facing sheet, this explanatory note and Part C of the Registration Statement setting forth the exhibits to the Registration Statement. This Post-Effective Amendment No. 1 does not modify any other part of the Registration Statement. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 1 shall become effective immediately upon filing with the Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.
Document Type	POS EX
Entity Registrant Name	THE GABELLI HEALTHCARE & WELLNESSRx TRUST
Entity Address, Address Line One	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(800)
Local Phone Number	422-3554
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	The Gabelli Healthcare & WellnessRx Trust
Entity Address, Address Line Two	One Corporate Center
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580-1422
City Area Code	(914)
Local Phone Number	921-5100
Contact Personnel Name	John C. Ball